Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2020 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	$ 80,142,388
Tax-effected loss carryforward benefit	25,121,933
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	44,578,152
Tax-effected loss carryforward benefit	15,156,572
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	20,523,070
Tax-effected loss carryforward benefit	6,156,920
Austria [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	11,631,381
Tax-effected loss carryforward benefit	2,907,845
United States [Member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	3,023,441
Tax-effected loss carryforward benefit	786,095
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	380,770
Tax-effected loss carryforward benefit	112,327
Puerto Rico [member]
Disclosure of tax losses available for carryforward [line items]
Gross balance of available tax loss carryforwards at December 31, 2020	5,574
Tax-effected loss carryforward benefit	$ 2,174